CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 267,381,000	$ 411,757,000	$ 584,684,000
Cost of revenue	201,140,000	311,272,000	443,598,000
Gross profit	66,241,000	100,485,000	141,086,000
Operating expenses, net:
General and administrative	33,427,000	30,964,000	34,608,000
Research and development	25,253,000	34,604,000	41,459,000
Sales and marketing	42,115,000	51,477,000	60,848,000
Transaction-related costs	0	19,288,000	502,000
Restructuring	3,484,000	10,195,000	238,000
Total operating expenses	104,279,000	146,528,000	137,655,000
Operating (loss) income	(38,038,000)	(46,043,000)	3,431,000
Interest Expense, Nonoperating	(10,371,000)	(4,658,000)	(1,833,000)
Other income (expense):
Interest income	2,659,000	223,000	6,000
Gain on embedded derivative	11,389,000	432,000	0
Gain on forgiveness of debt	0	0	4,923,000
Other (expense) income	(1,384,000)	1,598,000	591,000
Total other income (expense)	2,293,000	(2,405,000)	3,687,000
Net (loss) income from continuing operations, before income taxes	(35,745,000)	(48,448,000)	7,118,000
Income tax (expense) benefit	(68,732,000)	9,658,000	25,982,000
Net (loss) income from continuing operations	(104,477,000)	(38,790,000)	33,100,000
Income (loss) from discontinued operations, net of tax	8,725,000	(605,000)	(12,637,000)
Net (loss) income	(95,752,000)	(39,395,000)	20,463,000
Net (loss) income from continuing operations attributable to non-controlling interests	0	0	0
Net (loss) income from discontinued operations attributable to non-controlling interests	(33,000)	33,000	0
Net (loss) income attributable to non-controlling interests	(33,000)	33,000	0
Net (loss) income from continuing operations attributable to ordinary shareholders	(104,477,000)	(38,790,000)	33,100,000
Net income (loss) from discontinued operations attributable to ordinary shareholders	8,758,000	(638,000)	(12,637,000)
Net (loss) income	$ (95,719,000)	$ (39,428,000)	$ 20,463,000
Net (loss) income per ordinary share
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - diluted (in dollars per share)	$ (0.23)	$ (0.09)	$ 0.08
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - basic (in dollars per share)	(0.23)	(0.09)	0.08
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - basic (in dollars per share)	0.02	0.00	(0.03)
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - diluted (in dollars per share)	0.02	0.00	(0.03)
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in dollars per share)	(0.21)	(0.09)	0.05
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in dollars per share)	$ (0.21)	$ (0.09)	$ 0.05
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average shares outstanding used in calculating net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in shares)	456,471,923	427,986,755	426,422,220
Weighted average shares outstanding used in calculating net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in shares)	456,471,923	427,986,755	426,422,220